Pay vs Performance Disclosure - USD ($)	12 Months Ended			36 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer, or PEO, and Non-PEO named executive officer, or Non-PEO NEO, and Company performance for the years listed below. Chad Hoehne served as our PEO for fiscal years 2023-2025.  Randy W. Gilbert, our Chief Financial Officer and Chief Operating Officer, is the only Non-PEO NEO for fiscal years 2024 and 2025.  Randy W. Gilbert and Robert Siqveland, our former Chief Operating Officer, are the Non-PEO NEOs for fiscal year 2023 and 2024.

The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown:

Year	Summary Compensation for PEO(1)	Compensation actually paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On Total Shareholder return(5)	Net Income(6)
2025	$341,864	$444,351	$362,270	$337,064	$97.03	$1,576,428
2024	328,150	356,386	298,425	231,110	$94.81	1,576,428
2023	357,000	402,598	225,798	190,539	$95.27	1,613,005

(1)	The dollar amounts reported are the amounts of total compensation reported for Mr. Hoehne, our PEO, for each corresponding year in the "Total" column of the Summary Compensation Table (SCT).
(2)

The dollar amounts reported represent the amount of “compensation actually paid” to Mr. Hoehne, computed in accordance with SEC regulations. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Hoehne during the applicable year. The following adjustments were made to Mr. Hoehne’s total compensation for each year to determine “compensation actually paid” in accordance with SEC regulations.

PEO Total Compensation Amount	$ 341,864	$ 328,150	$ 357,000
PEO Actually Paid Compensation Amount	$ 444,351	356,386	402,598
Adjustment To PEO Compensation, Footnote

Adjustments to Determine Compensation Actually Paid for PEO	2025	2024	2023
Deduction for amounts reported under the “Stock Awards” and "Stock Options Awards" columns in the SCT	7,791	0	0
Increase for fair value of awards granted during year that remain unvested as of year end	0	0	0
Increase/deduction for change in fair value from prior year end to current year end of awards granted prior to year that were outstanding and unvested as of year end	0	(13,750)	(3,050)
Increase/deduction for change in fair value from prior year end to vesting date of awards granted prior to year that vested during year	0	7,150	13,750
Increase for dividends paid during the current year	94,696	34,836	34,898
Total Adjustments	$102,487	$28,236	$45,598

Year end fair values were determined based on the same methodology used for grant date fair value purposes. Deferred stock was valued based on the closing stock price on the relevant measurement date.  Stock awards under the Table Trac, Inc. 2021 Stock Incentive Plan were valued using a fair value per share determined using a Black-Scholes model run on the relevant measurement date.  Following the measurement date, the final dollar amount payout determined by the Compensation Committee and the stock price at that time determined the number of shares issued.

(3)	The dollar amounts reported represent the average of the amounts reported for the non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year. In 2025 and 2024, the Company only has one Non-PEO NEO, Randy W. Gilbert, our Chief Financial Officer and Chief Operating Officer. In 2023, the Company’s Non-PEO NEOs consisted of Randy W. Gilbert, our Chief Financial Officer, and Robert Siqveland, our former Chief Operating Officer.
(4)	The dollar amounts reported represent the amount of “compensation actually paid” to the non-PEO NEOs as a group, as computed in accordance with SEC regulations. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Gilbert and Mr. Siqveland during the applicable year. The following adjustments were made to the non-PEO NEO total compensation for each year to determine “compensation actually paid” in accordance with SEC regulations, using the same methodology described above in Note 2:

Non-PEO NEO Average Total Compensation Amount	$ 362,270	298,425	225,798
Non-PEO NEO Average Compensation Actually Paid Amount	$ 337,064	231,110	190,539
Adjustment to Non-PEO NEO Compensation Footnote

Adjustments to Determine Compensation Actually Paid for Non-PEO NEO	2025	2024	2023
Deduction for amounts reported under the “Stock Awards” and "Stock Options Awards" columns in the SCT	$(67,957)	$(61,075)	(30,538)
Increase for fair value of awards granted during year that remain unvested as of year end	0	0	0
Increase/deduction for change in fair value from prior year end to current year end of awards granted prior to year that were outstanding and unvested as of year end	18,200	(20,625)	(2,288)
Increase/deduction for change in fair value from prior year end to vesting date of awards granted prior to year that vested during year	13,825	10,725	(3,675)
Increase for dividends paid during the current year	10,726	3,587	1,241
Total Adjustments	$(25,206)	$(67,388)	$(35,259)

(5)	Cumulative TSR is calculated by dividing the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period. We do not use TSR as a performance measure in our executive compensation program.
(6)

The dollar amounts reported represent the amount of net income reflected in our audited financial statements for the applicable year. We use net income as a performance measure in our executive compensation program.

Compensation Actually Paid vs. Total Shareholder Return

All information provided above under the “Pay Versus Performance” heading will not be deemed to be incorporated by reference in any filing by the Company under the Securities Act of 1933, as amended, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing.

Compensation Actually Paid vs. Net Income

Relationship Disclosure to Pay Versus Performance Table

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following descriptions of the relationships between information presented in the Pay Versus Performance table.

Compensation Actually Paid and Performance Measures

The charts below show, for the past three years, the relationship between the compensation actually paid (CAP) to our PEO and the compensation actually paid (CAP) to our non-PEO NEO to (i) the Company’s cumulative TSR; and (ii) the Company’s total revenue.

Total Shareholder Return Amount	$ 97.03	94.81	95.27
Net Income (Loss)	1,576,428	1,576,428	1,613,005
PEO Name				Mr. Hoehne
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	102,487	28,236	45,598
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,791	0	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(13,750)	(3,050)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	7,150	13,750
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	94,696	34,836	34,898
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(25,206)	(67,388)	(35,259)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(67,957)	(61,075)	(30,538)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,200	(20,625)	(2,288)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,825	10,725	(3,675)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 10,726	$ 3,587	$ 1,241